PRIOR PERIOD RECLASSIFICATION (Narrative) (Details) $ in Thousands	12 Months Ended
Aug. 31, 2018 CAD ($)
Prior Period Reclassification [Abstract]
Shipping expenses reclassified from sales and marketing expenses to cost of sales	$ 866